This Post-Effective Amendment No. 48 is being filed for the sole purpose of correcting a typographical error on the facing page of Post-Effective Amendment No. 47, filed on February 26, 1999. The purposed effective date of Post-Effective Amendment No. 47 was mistakenly indicated as March 12, 1999. The correct proposed effective date is March 1, 1999, as indicated below.

As filed with the Securities and Exchange Commission on March 2, 1999
                                                                File No. 33-8982
                                                                ICA No. 811-4852
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                      Pre-Effective Amendment No. _____                [ ]
                       Post-Effective Amendment No. 48                 [X]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. 49
                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                             Copy to:

Ellen F. Stoutamire, Esq.                    Carl Frischling, Esq.
BISYS Fund Services                          Kramer Levin Naftalis & Frankel LLP
3435 Stelzer Road                            919 Third Avenue
Columbus, Ohio 43219                         New York, New York 10022
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:


| |  Immediately upon filing pursuant to paragraph (b)                 |X|    on March 1, 1999 pursuant to paragraph (b)
|_|  60 days after filing pursuant to paragraph (a)(1)                 |_|    on (date) pursuant to paragraph (a)(1)
|_|  75 days after filing pursuant to paragraph (a)(2)                 |_|    on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS-REFERENCE SHEET

                             THE VICTORY PORTFOLIOS

                  (Pursuant to Rule 404 showing location in the prospectuses for The Victory Portfolios, of the responses to the Items in Part A and location in the Statement of Additional Information of the responses to the Items in Part B of Form N-1A).

       Part A
       ------
     Form N-1A,
     Item Number       Prospectus Caption
     -----------       ------------------
        1(a)           Front Cover Page
         (b)           Back Cover Page
        2(a)           Risk/Return Summary - Investment Objective
         (b)           Risk/Return Summary - Principal Investment Strategies
         (c)           Risk/Return Summary - Principal Risks
           3           Risk/Return Summary - Fund Expenses
        4(a)           Risk/Return Summary - Investment Objective
         (b)           Risk/Return Summary - Principal Investment Strategies
         (c)           Risk Factors
        5(a)           Not Applicable
         (b)           Not Applicable
         (c)           Not Applicable
        6(a)           Organization and Management of the Funds
         (b)           Not Applicable
        7(a)           Share Price
         (b)           How to Buy Shares
         (c)           How to Sell Shares
         (d)           Dividends, Distributions and Taxes
         (e)           Important Information about Taxes
         (f)           Not Applicable
        8(a)           Not Applicable
         (b)           Organization and Management of the Funds - Distribution
                       and Service Plan
         (c)           Not Applicable
           9           Financial Highlights

       Part B
       ------
     Form N-1A,
      Item No.          Statement of Additional Information Caption
      --------          -------------------------------------------
       10(a)            Front Cover Page
         (b)            Table of Contents
       11(a)            Additional Information - Description of Shares
         (b)            Not Applicable
       12(a)            Statement of Additional Information
         (b)            Instruments in Which the Funds Can Invest
         (c)            Investment Policies and Limitations
         (d)            Temporary Defensive Measures - Short-Term Obligations
         (e)            Advisory and Other Contracts -- Portfolio Turnover
       13(a)            Trustees and Officers - Board of Trustees
         (b)            Trustees and Officers - Board of Trustees; Officers
         (c)            Trustees and Officers - Board of Trustees
         (d)            Trustees and Officers - Board of Trustees
         (e)            Trustees and Officers - Officers
       14(a)            Additional Information
         (b)            Additional Information
         (c)            Trustees and Officers - Officers
       15(a)            Advisory and Other Contracts - Investment Adviser
         (b)            Advisory and Other Contracts - Distributor
         (c)            Advisory and Other Contracts - Investment Adviser
         (d)            Transfer Agent; Other Servicing Plans; Distribution and
                        Service Plan; Fund Accountant; Legal Counsel
         (e)            Not Applicable
         (f)            Additional Purchase, Exchange, and Redemption
                        Information - Dealer Reallowances
         (g)            Distribution Plan
         (h)            Administrator; Transfer Agent; Custodian; Independent
                        Accountants; Legal Counsel
       16(a)            Portfolio Transactions
         (b)            Portfolio Transactions
         (c)            Portfolio Transactions
         (d)            Portfolio Transactions

         (e)            Not Applicable
       17(a)            Additional Information - Description of Shares
         (b)            Not Applicable
       18(a)            Additional Purchase, Exchange, and Redemption
                        Information; Purchasing Shares
         (b)            Not Applicable
         (c)            Additional Purchase, Exchange, and Redemption
                        Information; Purchasing Shares
         (d)            Additional Purchase, Exchange, and Redemption
                        Information
       19(a)            Taxes
         (b)            Taxes
       20(a)            Distributor
         (b)            Not Applicable
         (c)            Not Applicable
       21(a)            Performance of the Money Market Funds
         (b)            Performance of the Non-Money Market Fund
       22(a)            Independent Accountants
         (b)            Independent Accountants
         (c)            Not Applicable

Part C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

The following documents are incorporated herein by reference to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A, filed electronically on February 26, 1999 (accession no. 0000922423-99-000363):

1. The prospectuses dated March 1, 1999 for the Class A, Class B, Investor and Select Shares of the Balanced Fund, Convertible Securities Fund, Diversified Stock Fund, Federal Money Market Fund, Financial Reserves Fund, Fund for Income, Government Mortgage Fund, Growth Fund, Institutional Money Market Fund, Intermediate Income Fund, International Growth Fund, Investment Quality Bond Fund, Lakefront Fund, LifeChoice Conservative Investor Fund, LifeChoice Moderate Investor Fund, LifeChoice Growth Investor Fund, Limited Term Income Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Ohio Municipal Money Market Fund, Ohio Regional Stock Fund, Prime Obligations Fund, Real Estate Investment Fund, Special Growth Fund, Special Value Fund, Stock Index Fund, Tax-Free Money Market Fund, U.S. Government Obligations Fund, and the Value Fund (collectively "The Victory Portfolios; and

2. The statement of additional information dated March 1, 1999 for the Class A, Class B, Class G, Investor and Select Shares of The Victory Portfolios.

                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                             ----------------------
                                       on
                                    Form N-1A

PART C.    OTHER INFORMATION

Item 23.

              Exhibits:

(a)(1)        Certificate of Trust (1)

(a)(2)        Delaware Trust Instrument dated December 6, 1995, as amended. (2)

(b)           Bylaws, Amended and Restated as of August 28, 1998.(3)

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc. ("KAM"), with Schedule A amended as of March 1, 1997, March 2, 1998 and May 29, 1998. (4)

(d)(2)        Investment   Advisory   Agreement  dated  March  1,  1997  between
              Registrant and KAM regarding Lakefront Fund and Real Estate Investment Fund. (5)

(d)(3) Form of Schedule A to the Investment Advisory Agreement between Registrant and KAM amended as of April 1, 1999, including the Gradison Government Reserves Fund and Established Value Fund. (6)

(d)(4) Investment Sub-Advisory Agreement dated March 1, 1997 between KAM and Lakefront Capital Investors, Inc. regarding the Lakefront Fund. (5)

---------------------------------------

              1 Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.


              2 Filed as an Exhibit to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed electronically on February 26, 1998, accession number 0000922423-98-000264.


              3 Filed as an Exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed electronically on November 19, 1998, accession number 0000922423-98-001323.

              4 Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.


              5 Filed as an Exhibit to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.


              6 Filed as an Exhibit to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed electronically on February 9, 1999, accession number 0000922423-99-000095.

(d)(5)        Investment   Advisory   Agreement   dated  June  1,  1998  between
              Registrant and KAM regarding the International Growth Fund. (4)

(d)(6)        Portfolio   Management   Agreement  dated  June  1,  1998  between
              Registrant, KAM and Indocam International Investment Services, S.A. regarding the International Growth Fund. (7)

(e) Distribution Agreement dated June 1, 1996 between Registrant and BISYS Fund Services Limited Partnership, with Schedule I amended as of March 2, 1998 and May 29, 1998. (4)

(f)           None.

(g)(1) Amended and Restated Mutual Fund Custody Agreement dated August 1, 1996 between Registrant and Key Trust of Ohio, Inc., with Schedule A revised as of March 1998 and May 29, 1998 and Attachment B revised as of March 2, 1998. (4)

(g)(2) Custody Agreement dated May 31, 1996 between Morgan Stanley Trust Company and Key Trust Company of Ohio. (8)

(h)(1)        Form of Broker-Dealer Agreement. (9)

(h)(2) Administration Agreement dated October 1, 1997 between Registrant and BISYS Fund Services Limited Partnership ("BISYS"), with
              Schedule  I  amended  as of  March 2,  1998  and May 29,  1998 and
              Schedule II-B amended as of March 2, 1998. (4)

(h)(3) Sub-Administration Agreement dated October 1, 1997 between BISYS and KAM, with Schedule A amended as of March 2, 1998 and May 29, 1998. (4)

(h)(4) Transfer Agency and Service Agreement dated July 12, 1996 between Registrant and State Street Bank and Trust Company, with Schedule A revised as of August 1, 1996, March 2, 1998 and May 29, 1998.
              (4)

(h)(5) Fund Accounting Agreement dated May 31, 1995 between Registrant and BISYS Fund Services Ohio, Inc., with Amended Schedule A as of February 19, 1997 and March 2, 1998 and May 29, 1998, and Schedule B as of March 2, 1998. (4)

(h)(6)        Purchase Agreement is incorporated  herein by reference to Exhibit
              13(c)  to   Post-Effective   Amendment   No.  7  to   Registrant's
              Registration Statement on Form N-1A filed on December 1, 1989.

(i)(1) Opinion of Morris, Nichols, Arsht & Tunnell, Delaware Counsel to Registrant. (3)

---------------------------------------

              7 Filed as an Exhibit to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed electronically on June 12, 1998, accession number 0000922423-98-000602.


              8 Filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.


              9 Filed as an Exhibit to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

(i)(2) Opinion of Kramer Levin Naftalis & Frankel LLP ("Kramer Levin") as to the legality of the securities being registered. (3)

(i)(3)        Consent of Kramer Levin. (10)

(j)(1)        Consent of PricewaterhouseCoopers LLP. (10)

(j)(2)        Consent of Arthur Andersen LLP. (10)

(k)           Not applicable.

(l)(1) Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

(l)(2) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

(m)(1) Distribution and Service Plan dated June 5, 1995 for the Class A Shares of Registrant with Schedule I amended as of February 19, 1997, March 2, 1998 and May 29, 1998. (4)

(m)(2) Distribution Plan dated June 5, 1995 for Class B Shares of Registrant with Schedule I amended as of February 1, 1996. (7)

(m)(3) Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant. (11)

(m)(4) Shareholder Servicing Plan dated June 5, 1995 with Schedule I amended as of March 1, 1997, March 2, 1998 and May 29, 1998. (4)

(m)(5)        Form of Shareholder Servicing Agreement. (1)

(n)           Financial Data Schedules. (10)

(o)           Amended and Restated  Rule 18f-3  Multi-Class  Plan as of December
              11, 1998. (9)

              Powers of Attorney of Roger Noall and Frank A. Weil. (12 )

              Powers of Attorney of Leigh A. Wilson, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert and Eugene J. McDonald. (2)

Item 24. Persons Controlled by or Under Common Control with Registrant.
         -------------------------------------------------------------

                  None.

----------------------------

              10 Filed as an Exhibit to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A filed electronically on February 26, 1999 (accession no. 0000922423-99-000363).


              11 Filed as an Exhibit to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed electronically on January 26, 1999, accession number 0000922423-99-000059.

              12 Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.

Item 25. Indemnification
         ---------------

Article X, Section 10.02 of Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit (a)(2) hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

Section 10.02  Indemnification.

(a)      Subject to the  exceptions  and  limitations  contained  in  Subsection
         10.02(b):

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)      No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii)  in  the  event  of a  settlement,  unless  there  has  been  a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto,
Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser
         --------------------------------------------------------

KAM is the investment adviser to each Fund of The Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $76 billion as of June 30, 1998. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $64 billion in assets under management, and provides a full range of investment management services to personal and corporate clients.

Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, 127 Public Square, 15th Floor, Cleveland, Ohio 44114, was incorporated in 1991.

Indocam International Investment Services, S.A. ("IIIS") serves as the sub-adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as subadviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has affiliates which are engaged in the brokerage business. The principal office of IIIS is 9, rue Louis Murat, Paris, France 75008.

To the knowledge of Registrant, none of the directors or officers of KAM, Lakefront, or IIIS, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

The principal executive officers and directors of KAM are as follows:
---------------------------------------------------------------------


Directors:

William G. Spears            o        Senior Managing Director and Chairman.

Richard J. Buoncore          o        Senior Managing Director, President and Chief Executive Officer.

Bradley E. Turner            o        Senior Managing Director and Chief Operating Officer.

Anthony Aveni                o        Senior Managing Director and Chief Investment Officer of Society Asset
                                      Management Division.

Vincent DeP. Farrell         o        Senior Managing Director and Chief Investment Officer of Spears, Benzak,
                                      Salomon & Farrell Division.

Richard E. Salomon           o        Senior Managing Director.

Gary R. Martzolf             o        Senior Managing Director.

Other Officers:

Charles G. Crane             o        Senior Managing Director and Chief Market Strategist.

James D. Kacic               o        Chief Financial Officer, Chief Administrative Officer, and Senior Managing
                                      Director.

William R. Allen             o        Managing Director.

Michael Foisel               o        Assistant Treasurer.

Michael Stearns              o        Chief Compliance Officer.

William J. Blake             o        Secretary.

Steven N. Bulloch            o        Assistant Secretary.  Also, Senior Vice President and Senior Counsel of
                                      KeyCorp Management Company.

Kathleen A. Dennis           o        Senior Managing Director.

The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officer and director of Lakefront is:
-------------------------------------------------------------

Nathaniel E. Carter          o        President and Chief Investment Officer.

The business address of the foregoing individual is 127 Public Square, Cleveland, Ohio 44114.



                                      C-6

The principal executive officers and directors of IIIS are as follows:
----------------------------------------------------------------------

Jean-Claude Kaltenbach                   o        Chairman and CEO.

Ian Gerald McEvatt                       o        Director.      Claude Doumic              o        Director.

Didier Guyot de la Pommeraye             o        Director.      Charles Vergnot            o        Director.

Eric Jostrom                             o        Director.      Gerard Sutterlin           o        Secretary General.

The business address of each of the foregoing individuals is 90 Blvd. Pasteur, 75730 Paris, CEDEX 15 -- France.

Item 27.          Principal Underwriter
                  ---------------------

(a)  BISYS  Fund  Services,   Registrant's  administrator,   also  acts  as  the
     distributor for the following investment companies as of December 22, 1998.

Alpine Equity Trust                                          The Kent Funds
American Performance Funds                                   Magna Funds
AmSouth Mutual Funds                                         Meyers Investment Trust
The ARCH Fund, Inc.                                          MMA Praxis Mutual Funds
The BB&T Mutual Funds Group                                  M.S.D. & T. Funds
The Coventry Group                                           Pacific Capital Funds
ESC Strategic Funds, Inc.                                    The Parkstone Advantage Fund
The Eureka Funds                                             Pegasus Funds
Gradison-McDonald Cash Reserves Trust                        Puget Sound Alternative Investment Series Trust
Gradison-McDonald Municipal Custodian Trust                  Republic Advisor Funds Trust
Gradison Custodian Trust                                     Republic Funds Trust
Gradison Growth Trust                                        The Riverfront Funds, Inc.
Fifth Third Funds                                            Sefton Funds
Hirtle Callaghan Trust                                       SSgA Liquidity Fund
HSBC Funds Trust                                             The Sessions Group
HSBC Mutual Funds Trust                                      Summit Investment Trust
The Infinity Mutual Funds, Inc.                              Variable Insurance Funds
INTRUST Funds Trust                                          The Victory Variable Insurance Funds
                                                             Vintage Mutual Funds, Inc.
(b)  Directors,  officers and partners of BISYS Fund Services, Inc., the General
     Partner of BISYS Fund Services, as of June 15, 1998 were as follows:

Lynn J. Mangum           o        Chairman and CEO.              William Tomko          o        Senior Vice
                                                                                                 President.

Dennis Sheehan           o        Director, Executive Vice       Michael D. Burns       o        Vice President.
                                  President and Treasurer.

J. David Huber           o        President.                     David Blackmore        o        Vice President.

Kevin J. Dell            o        Vice President and Secretary.  Steve Ludwig           o        Compliance Officer.

Mark Rybarczyk           o        Senior Vice President.         Robert Tuch            o        Assistant Secretary.


The business address of each of the foregoing individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

Item 28. Location of Accounts and Records
         --------------------------------

(1)    Key Asset Management Inc., 127 Public Square,  Cleveland, Ohio 44114-1306
       (records   relating  to  its   functions   as   investment   adviser  and
       sub-administrator).

(2) Lakefront Capital Investors, Inc., 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as investment sub-adviser for the Lakefront Fund only).

(3) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its function as investment sub-adviser for the International Growth Fund only).

(4)    KeyBank  National  Association,   127  Public  Square,   Cleveland,  Ohio
       44114-1306 (records relating to its function as shareholder servicing agent).

(5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and fund accountant).

(6) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as distributor).

(7) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-3875 (records relating to its function as transfer agent).

(8)    Boston  Financial  Data  Services,   Inc.  Two  Heritage  Drive,  Quincy,
       Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

(9) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

(10) Morgan Stanley Trust Company, 1585 Broadway, New York, New York 10036 (records relating to its function as sub-custodian of the Balanced Fund, Convertible Securities Fund, International Growth Fund, Lakefront Fund, and Real Estate Investment Fund).

Item 29. Management Services
         -------------------

                  None.

Item 30. Undertakings
         ------------

                  None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant's Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act and the Investment Company Act, Registrant certifies that it meets all of the requirements of effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on this 2nd day of March, 1999.

                             THE VICTORY PORTFOLIOS

                             By: /s/ Leigh A. Wilson
                                 -------------------
                                 Leigh A. Wilson, President and Trustee

                  Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated:


                 Signature                                 Title                               Date
                 ---------                                 -----                               ----


/s/ Roger Noall                             Chairman of the Board and Trustee     March 2, 1999
---------------
     Roger Noall


/s/ Leigh A. Wilson                         Trustee                               March 2, 1999
-------------------
     Leigh A. Wilson


/s/ Joel B. Engle                           Treasurer                             March 2, 1999
-----------------
     Joel B. Engle


/s/ Harry Gazelle*                          Trustee                               March 2, 1999
------------------
     Harry Gazelle


/s/ Thomas F. Morissey*                     Trustee                               March 2, 1999
-----------------------
     Thomas F. Morrissey


/s/ H. Patrick Swygert*                     Trustee                               March 2, 1999
-----------------------
     H. Patrick Swygert


/s/ Frank A. Weil*                          Trustee                               March 2, 1999
------------------
     Frank A. Weil


/s/ Eugene J. McDonald*                     Trustee                               March 2, 1999
-----------------------
     Eugene J. McDonald



--------------------------------
*
         By:      /s/ Carl Frischling
                  -------------------
                  Carl Frischling
                  Attorney-in-fact